Revenues (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statements of operations
Revenues - Products and related services	$ 11,842	$ 4,978
Revenues - Warranty and support	3,797	1,346
Cost of revenues - Products and related services	3,362
Sales and marketing, net	6,324	5,886
General and administrative	1,990	2,158
Net income	$ 1,079	$ (540)
Earnings per share
Basic	$ 0.08	$ (0.05)
Diluted	$ 0.08	$ (0.05)
Cash flows
Net income (loss)	$ 1,079	$ (540)
Changes in assets and liabilities:
Trade receivables, net	6,050	(6,255)
Other account receivables and prepaid expenses	(118)	558
Employees and payroll accruals	8	(24)
Other accounts payable and accrued expenses	(817)	262
Deferred revenues and advances from customers	(1,395)	$ (1,797)
Balances before adoption of ASC 606 [Member]
Statements of operations
Revenues - Products and related services	10,911
Revenues - Warranty and support	3,802
Cost of revenues - Products and related services	3,328
Sales and marketing, net	6,221
General and administrative	1,972
Net income	$ 308
Earnings per share
Basic	$ 0.02
Diluted	$ 0.02
Cash flows
Net income (loss)	$ 308
Changes in assets and liabilities:
Trade receivables, net	6,617
Other account receivables and prepaid expenses	(155)
Employees and payroll accruals	(46)
Other accounts payable and accrued expenses	(881)
Deferred revenues and advances from customers	(1,036)
Effect of change [Member]
Statements of operations
Revenues - Products and related services	931
Revenues - Warranty and support	(5)
Cost of revenues - Products and related services	34
Sales and marketing, net	103
General and administrative	18
Net income	$ 771
Earnings per share
Basic	$ 0.06
Diluted	$ 0.06
Cash flows
Net income (loss)	$ 771
Changes in assets and liabilities:
Trade receivables, net	(567)
Other account receivables and prepaid expenses	37
Employees and payroll accruals	54
Other accounts payable and accrued expenses	64
Deferred revenues and advances from customers	$ (359)